Income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Profit (loss) before income tax	$ 1,539,078	$ (308,901)	$ (170,164)
Tax rate (i)	40.00%	41.00%	45.00%
Income tax	$ (615,631)	$ 126,649	$ 76,574
Share-based payments	(16,880)	(11,757)	(41,418)
Operational losses and others	(11,342)	(9,112)	(6,385)
Changes in income tax rate		(2,531)	(11,127)
Contingent share award (CSA) - termination (iii)		(145,785)
Effect of different tax rates - subsidiaries and parent company	80,128	(31,765)	(4,541)
Interest on capital	32,731
Other amounts (ii)	22,446	18,568	(10,603)
Income tax	(508,548)	(55,733)	2,500
Current tax expense	(1,184,230)	(473,345)	(219,824)
Deferred tax benefit	675,682	417,612	224,654
Income tax in the statement of profit or loss	(508,548)	(55,733)	4,830
Deferred tax recognized in OCI	$ 1,666	$ 829	$ (2,330)
Effective tax rate	33.00%	18.00%	2.80%